Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2022
Cash and Cash Equivalents.
Cash and Cash Equivalents

5. Cash and Cash Equivalents

At March 31, 2022, the Company’s cash and cash equivalents were € 167,612,000 as compared to € 187,524,000 at December 31, 2021. The cash balances are held at banks with investment grade credit ratings. The cash at banks is at full disposal of the Company.